Related-Party Transactions (Details) - USD ($)		1 Months Ended
	Oct. 28, 2020	Dec. 31, 2025
Related-Party Transactions [Line Items]
Purchase shares	485,527	449,361
Amount of Founders	$ 700
2019 Plan [Member]
Related-Party Transactions [Line Items]
Purchase amount	$ 700,000
Purchase shares	485,527
Partial Recourse Notes [Member] | 2019 Plan [Member]
Related-Party Transactions [Line Items]
Stated interest rate	0.38%